Leases (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Future Minimum Rentals Expected
2012	$ 45,181
2013	39,243
2014	30,001
2015	22,171
2016	13,874
Thereafter	19,731
Total	170,201
2012	226
2013	161
2014	111
2015	12
2016	0
Thereafter	0
Total	$ 510